Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Comprehensive income (loss) for the year	$ (6,968,511)	$ (8,970,398)	$ (9,099,562)
Items not affecting cash:
Stock based compensation expense (Note 12)	386,154	581,356	790,500
Amortization expense (Notes 5 & 6)	1,790,267	1,897,576	2,104,864
Settlement of payable with shares	0	95,181	0
Non-cash changes to asset retirement obligation	(29,925)	2,283	4,000
Asset retirement obligations paid	0	(821)	0
Valuation allowance of Bolivian Tax Credits	0	207,682	0
Foreign Exchange	(19,853)	0	0
Amortization of deferred gain on sale of aircraft (Note 16)	(155,301)	(103,534)	0
Deferred rent (Note 16)	(2,919)	(3,018)	(2,917)
Gain on settlement of liabilities (Note 20)	(185,661)	0	0
Change in non-cash working capital balances (Note 14)	(858,170)	829,014	(1,384,499)
Total non-cash items	924,592	3,505,719	1,511,948
Net cash used in operating activities	(6,043,919)	(5,464,679)	(7,587,614)
Financing activities
Proceeds from exercise of stock options (Note 10)	5,067	35,994	498,970
Net Proceeds from Rights Offering (Note 10)	0	2,029,867	0
Cost of equity-based transaction with non-employee	0	(6,149)	0
Net Proceeds from Private Placement (Note 10)	9,211,351	0	0
Repayment of capital lease obligation (Note 8)	(39,579)	(36,769)	(34,159)
Net cash from financing activities	9,176,839	2,022,943	464,811
Investing activities
Proceeds from sale / purchase of property & equipment, net	(10,006)	3,133,532	(89,702)
(Increase) in deposits (Note 4)	0	(518,765)	0
Decrease (increase) in restricted cash	0	0	75,000
Increase in short-term investments	(2,950,000)	503,091	602,385
Change in non-cash working capital balances (Note 15)	0	0	(60,187)
Net cash from (used in) investing activities	(2,960,006)	3,117,858	527,496
Net increase (decrease) in cash and cash equivalents	172,914	(323,878)	(6,595,307)
Cash and cash equivalents, beginning of the year	166,618	490,496	7,085,803
Cash and cash equivalents, end of the year	339,532	166,618	490,496
Supplemental information:
Cash interest (received)	(58,889)	4,485	16,057
Cash taxes paid	$ 0	$ 72,587	$ 1,634,360